Material Accounting Policy Information - Additional Information (Details)	12 Months Ended
Dec. 31, 2025 shares
DSUs
Disclosure of detailed information about intangible assets [line Items]
Number of deferred share units equal to common shares	1
PSUs or RSUs
Disclosure of detailed information about intangible assets [line Items]
Settlement period for share units (in years)	3 years
Client relationships | Bottom of range
Disclosure of detailed information about intangible assets [line Items]
Estimated lives (in years)	10 years
Contract backlog | Bottom of range
Disclosure of detailed information about intangible assets [line Items]
Estimated lives (in years)	1 year
Contract backlog | Top of range
Disclosure of detailed information about intangible assets [line Items]
Estimated lives (in years)	3 years